Equity Investment Measured at Fair Value Through Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of Equity Investments Designates as Financial Asset at Fair Value Through Other Comprehensive Income

	December 31, 2022	December 31, 2021
	RMB	RMB
Houpu Clean Energy Group Co., Ltd.	251	534
China Pacific Insurance (Group) Co., Ltd.	120	133
Other items	572	501

	943	1,168